LIQUIDITY AND GOING CONCERN CONSIDERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LIQUIDITY AND GOING CONCERN CONSIDERATIONS
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

NOTE 3 – LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The Company’s consolidated financial statements included herein have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company generated a net loss of $2,346,076 for the three months ended March 31, 2023 as compared to a net loss of $68,155,477 for the three months ended March 31, 2022. The 2023 loss was comprised of, among other things, certain non-cash items with a total net impact of $612,336 including: (i) a gain on derivative and warrant liability of $1,281,706 (ii) loss in earnings of unconsolidated entity of $1,097,839; (iii) amortization of debt discount of $793,380; and (iv) depreciation, depletion and accretion of $2,823.

As of March 31, 2023, the Company has a stockholders’ deficit of $19,469,710 and total long-term debt of $34,721,141, net of debt discount.

As of March 31, 2023, the Company has a working capital deficiency of approximately $16.6 million. The largest components of current liabilities creating this working capital deficiency are a derivative liability of $9.8 million and a warrant liability of $2.4 million.

Management believes it will be able to continue to leverage the expertise and relationships of its operational and technical teams to enhance existing assets and identify new development and acquisition opportunities in order to improve the Company’s financial position. The Company may have the ability, if it can raise additional capital, to acquire new assets in a separate division from existing subsidiaries.

Nonetheless, recent oil and gas price volatility as a result of geopolitical conditions and the global COVID-19 pandemic have already had and may continue to have a negative impact on the Company’s financial position and results of operations. Negative impacts could include but are not limited to: The Company’s ability to sell our oil and gas production, reduction in the selling price of the Company’s oil and gas, failure of a counterparty to make required hedge payments, possible disruption of production as a result of worker illness or mandated production shutdowns, the Company’s ability to maintain compliance with loan covenants and/or refinance existing indebtedness, and access to new capital and financing.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to utilize the resources in place to generate future profitable operations, to develop additional acquisition opportunities, and to obtain the necessary financing to meet its obligations and repay its liabilities arising from business operations when they come due. Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financings to facilitate its development strategy; however, there is no assurance of additional funding being available. These consolidated financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail operations or be unable to continue in existence.

NOTE 3 – LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The Company’s consolidated financial statements included herein have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company generated a net loss of $107,741,965 for the year ended December 31, 2022 as compared to a net loss of $253,831,624 for the year ended December 31, 2021. The 2022 loss was comprised of, among other things, certain non-cash items with a total net impact of $99,122,826 including: (i) a loss on derivative liability of $89,523,091 (ii) loss in earnings of unconsolidated entity of $9,461,874 (iii) stock-based compensation of $123,754; and (iv) depreciation, depletion and accretion of $14,107.

As of December 31, 2022, the Company has a stockholders’ deficit of $17,123,633 and total long-term debt of $33,927,760, net of debt discount.

As of December 31, 2022, the Company has a working capital deficiency of approximately $16.6 million. The largest components of current liabilities creating this working capital deficiency are a derivative liability of $7.6 million and a warrant liability of $5.9 million.

Management believes it will be able to continue to leverage the expertise and relationships of its operational and technical teams to enhance existing assets and identify new development and acquisition opportunities in order to improve the Company’s financial position. The Company may have the ability, if it can raise additional capital, to acquire new assets in a separate division from existing subsidiaries.

Nonetheless, recent oil and gas price volatility as a result of geopolitical conditions and the global COVID-19 pandemic have already had and may continue to have a negative impact on the Company’s financial position and results of operations. Negative impacts could include but are not limited to: The Company’s ability to sell our oil and gas production, reduction in the selling price of the Company’s oil and gas, failure of a counterparty to make required hedge payments, possible disruption of production as a result of worker illness or mandated production shutdowns, the Company’s ability to maintain compliance with loan covenants and/or refinance existing indebtedness, and access to new capital and financing.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to utilize the resources in place to generate future profitable operations, to develop additional acquisition opportunities, and to obtain the necessary financing to meet its obligations and repay its liabilities arising from business operations when they come due. Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financings to facilitate its development strategy; however, there is no assurance of additional funding being available. These consolidated financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail operations or be unable to continue in existence.

The Company entered into a Loan Agreement on December 24, 2021 with the investor named therein (the “Investor”) pursuant to which the Investor agreed to loan the Company $25,000,000 subject to, among other things, the Company having increased its authorized capital of common shares on or before December 31, 2021, which increase occurred on December 30, 2021.

On January 3, 2022 the Company received $25,000,000 (the “Loan Proceeds”) from the Investor, and in connection therewith executed and delivered the following in favor of the Investor: (i) a promissory note dated on or about December 31, 2021 in the principal amount of $26,315,789, representing a 5% original issue discount (the “Investor Note”), accruing interest at a rate equal to the Wall Street Journal Prime Rate, payable at maturity, and maturing January 1, 2027; (ii) a Security Agreement-Pledge (the “Pledge Agreement”) granting the Investor a first-priority security interest in Camber’s common shares of Viking Energy Group, Inc.; and (iii) a general security agreement (the “Security Agreement”) granting the Investor a first-priority security interest in Camber’s other assets. The Investor may convert amounts owing under the Investor Note into shares of common stock of Camber at a fixed price of $1.50 per share, subject to beneficial ownership limitations. The obligations under the Investor Note are supported by a Guaranty from Viking Energy Group, Inc.

The majority of the Loan Proceeds of the loan were used to: (i) redeem shares of Series C Redeemable Convertible Preferred Stock of the Company not owned by the Investor or its affiliates; and (ii) pay in full the secured loan disclosed by the Company in a Current Report Filed on Form 8-K filed with the SEC on December 17, 2021.